UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

        Report for the Calendar Year or Quarter Ended September 30, 2007

                 Check here if Amendment [ ]; Amendment Number:
                        This Amendment (Check only one.):
                                         [ ]  is a restatement.
                                         [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: Highlander Fund Management LLC

Address: 411 West Putnam Avenue, Suite 450, Greenwich, CT 06830

Form 13F File Number:  28-11583

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
----------------------------------------------------------

Name: Christopher G. Altschul

Title:   President and Chief Investment Officer

Phone: 203-863-5460

Signature, Place, and Date of Signing:

/s/ Christopher G. Altschul      Greenwich, CT            11/13/07
           (Name)                (City, State)             (Date)

Report Type (Check only one.):

[X]13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ]13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ]13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

                                 REPORT SUMMARY


Number of Other Included Managers:          0

Form 13F Information Table Entry Total:     24 Items

Form 13F Information Table Value Total:     $ 198,276.65 (thousands)

List of Other Included Managers:     Not Applicable.

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                                                                                       VOTING
                                 TITLE OF                        VALUE      SHARES OR  SH/   INVESTMENT   OTHER       AUTHORITY
NAME OF ISSUER                    CLASS          CUSIP        (X $1,000)    PRN AMOUNT PRN   DISCRETION  MANAGERS       SOLE

ALCOA INC                           COM          013817101     $ 10,758.00    275,000  SH      SOLE        NONE         275,000
ALLIED WASTE INDS INC         COM PAR$.01NEW     019589308     $  7,688.25    603,000  SH      SOLE        NONE         603,000
AMERICA MOVIL SAB DE CV       SPON ADR L SHS     02364W105     $  6,720.00    105,000  SH      SOLE        NONE         105,000
BUCYRUS INTL INC NEW               CL A          118759109     $  9,510.07    130,400  SH      SOLE        NONE         130,400
CHICAGO BRIDGE & IRON CO N V  NY REGISTRY SH     167250109     $  9,903.80    230,000  SH      SOLE        NONE         230,000
COMPANHIA VALE DO RIO DOCE     SPONSORED ADR     204412209     $  7,040.48    207,500  SH      SOLE        NONE         207,500
DELTA AIR LINES INC DEL           COM NEW        247361702     $  5,564.50    310,000  SH      SOLE        NONE         310,000
GOODRICH CORP                       COM          382388106     $ 10,166.27    149,000  SH      SOLE        NONE         149,000
HESS CORP                           COM          42809H107     $  8,848.49    133,000  SH      SOLE        NONE         133,000
ITT CORP NEW                        COM          450911102     $ 10,325.36    152,000  SH      SOLE        NONE         152,000
INTL PAPER CO                       COM          460146103     $  8,250.10    230,000  SH      SOLE        NONE         230,000
JOY GLOBAL INC                      COM          481165108     $  6,866.10    135,000  SH      SOLE        NONE         135,000
KBR INC                             COM          48242W106     $  9,110.95    235,000  SH      SOLE        NONE         235,000
MANITOWOC INC                       COM          563571108     $  9,653.04    218,000  SH      SOLE        NONE         218,000
MOTOROLA INC                        COM          620076109     $  5,188.40    280,000  SH      SOLE        NONE         280,000
NRG ENERGY INC                    COM NEW        629377508     $  8,331.13    197,000  SH      SOLE        NONE         197,000
NEWFIELD EXPL CO                    COM          651290108     $  8,668.80    180,000  SH      SOLE        NONE         180,000
PACTIV CORP                         COM          695257105     $  8,024.80    280,000  SH      SOLE        NONE         280,000
SOCIEDAD QUIMICA MINERA DE C  SPON ADR SER B     833635105     $  7,457.49    43,000   SH      SOLE        NONE          43,000
STEEL DYNAMICS INC                  COM          858119100     $  8,032.40    172,000  SH      SOLE        NONE         172,000
TEMPLE INLAND INC                   COM          879868107     $  6,841.90    130,000  SH      SOLE        NONE         130,000
TEXAS INDS INC                      COM          882491103     $  9,420.00    120,000  SH      SOLE        NONE         120,000
UNITED STATES STL CORP NEW          COM          912909108     $  6,674.22     63,000  SH      SOLE        NONE          63,000
WESCO INTL INC                      COM          95082P105     $  9,232.10    215,000  SH      SOLE        NONE         215,000


                                                               $198,276.65  4,792,900                                 4,792,900